SHARE CAPITAL (Details) - Common shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of the year	479.0	477.0
Issuance of shares for share-based compensation	2.3	2.0
Outstanding, end of the year	481.3	479.0